Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended						12 Months Ended				12 Months Ended											12 Months Ended										12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Fuel expense CAD	Dec. 31, 2011 Fuel expense CAD	Dec. 31, 2010 Fuel expense CAD	Dec. 31, 2012 TRS CAD	Dec. 31, 2011 TRS CAD	Dec. 31, 2010 TRS CAD	Dec. 31, 2012 Capital Lease USD ($)	Dec. 31, 2012 6.500% 10-year Notes (A) USD ($)		Dec. 31, 2011 6.500% 10-year Notes (A) USD ($)	Dec. 31, 2011 7.250% Notes due in May 2019 CAD	Dec. 31, 2012 7.250% Notes due in May 2019 USD ($)		Dec. 31, 2011 7.250% Notes due in May 2019 USD ($)	Sep. 30, 2011 7.250% Notes due in May 2019	Dec. 31, 2012 Note Payable Nine USD ($)	Dec. 31, 2011 FX Forward Contracts USD ($)	Dec. 31, 2011 Interest Rate Swap CAD	Dec. 31, 2010 Interest Rate Swap CAD	Dec. 31, 2012 Interest Rate Swap CAD	Dec. 31, 2012 Treasury rate locks CAD	Dec. 31, 2011 Treasury rate locks CAD	Dec. 31, 2010 Treasury rate locks CAD	Dec. 31, 2012 Future	Dec. 31, 2011 Future CAD	Dec. 31, 2012 Foreign Exchange Forward CAD	Dec. 31, 2011 Foreign Exchange Forward CAD	Dec. 31, 2010 Foreign Exchange Forward CAD	Dec. 31, 2012 Foreign Exchange Forward Other Comprehensive Income (Loss) CAD	Dec. 31, 2011 Foreign Exchange Forward Other Comprehensive Income (Loss) CAD	Dec. 31, 2010 Foreign Exchange Forward Other Comprehensive Income (Loss) CAD	Dec. 31, 2012 Foreign Exchange Forward Other Assets CAD	Dec. 31, 2011 Foreign Exchange Forward Other Assets CAD	Dec. 31, 2012 Foreign Exchange Forward Accumulated Other Comprehensive Income (Loss) CAD	Dec. 31, 2011 Foreign Exchange Forward Accumulated Other Comprehensive Income (Loss) CAD	Dec. 31, 2012 Foreign Exchange Forward Retained earnings CAD	Dec. 31, 2011 Foreign Exchange Forward Retained earnings CAD	Dec. 31, 2012 Non Financial Assets CAD	Dec. 31, 2012 Original Cost CAD	Dec. 31, 2012 Carrying Value Disclosure CAD	Dec. 31, 2011 Carrying Value Disclosure CAD	Dec. 31, 2012 Interest Rates CAD	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure CAD
Schedule of Investments [Line Items]
Fair Value of Long-term debt	5,688	5,314
Long-term debt																																											4,690	4,745
Total impairment charges	265																																								265
Total settlement value of long term floating rate notes	1,112	989	879																																							105
Long-term floating rate notes																																											81			79
Long term floating notes, settlement value	37	12																																											81
Gain recorded on redemption, accretion and change in assumptions	2	15	9
Value of notes hedged by FX forward contracts	69	59	142							100	175		175		100		100		101
Realized and unrealized foreign exchange gain(loss )	3																															0		3
Maturity										2014-01	2018-05	[1]			2019-05	[1]			2013-05
Debt instrument interest rate											6.50%		6.50%		7.25%		7.25%	5.75%	5.75%
Combined realized and unrealized foreign exchange gain(loss )	1	(3)	10																										4	8	(1)
Unrealized gain (loss) derived from foreign exchange forward contract																																			8	6	6	(1)	2	7
Total proceeds from redeeming forward contract notes																				2
Interest rate swaps Outstanding																					0		0
Amortized of deferred gain to Net Interest Expense																					5	4
Amortized of deferred gain to other income and charges														2
Unamortized losses related to interest rate locks accounted as cash flow hedges																								22	22
Amortization of hedge gain loss to net interest expense and other comprehensive income																								0	0	2
US gallons of diesel under futures contract																											20
Diesel futures contracts average price per gallon																											2.98
Percentage of estimated fuel purchase for the period																											7.00%
Unrealized gain (loss) on derivatives																												3
Realized loss on settlement of derivative Instrument				1	8	3
Reduction in size of derivative share units under total return swap program								0.5
Derivative share units outstanding								0.6
Unrealized loss included in account payable and accrued liabilities								3
Net Gain on Derivatives Included in Income							6	3	12

[1]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.